Goodwill And Other Intangibles (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill And Other Intangibles [Abstract]
Goodwill impairment charges	$ 0	$ 0	$ 0
Intangibles subject to amortization, estimated amortization expense in year 2012	39
Intangibles subject to amortization, estimated amortization expense in year 2013	36
Intangibles subject to amortization, estimated amortization expense in year 2014	33
Intangibles subject to amortization, estimated amortization expense in year 2015	27
Intangibles subject to amortization, estimated amortization expense in year 2016	26
Intangibles subject to amortization, estimated amortization expense cumulatively thereafter	$ 160